Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of debt instruments
The total outstanding Notes are summarized below (in millions):

	As of December 31, 2014	As of December 31, 2015
Short-Term Portion of Long-Term Debt
2.125% Notes due on May 19, 2016	$0	$1,000
Capital Lease Obligation	10	225
Total Short-Term Portion of Long-Term Debt	$10	$1,225

Long-Term Debt
2.125% Notes due on May 19, 2016	$1,000	$0
3.625% Notes due on May 19, 2021	1,000	1,000
3.375% Notes due on February 25, 2024	1,000	1,000
Unamortized discount for the Notes above	(8)	(5)
Subtotal	2,992	1,995
Capital Lease Obligation	236	0
Total Long-Term Debt	$3,228	$1,995

Schedule of debt maturities
As of December 31, 2015, aggregate future principal payments for long-term debt (including short-term portion of long-term debt) and capital lease obligation were as follows (in millions):

Years Ending
2016	$1,225
2017	0
2018	0
2019	0
Thereafter	2,000
Total	$3,225